INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 61	$ 4	$ 78	$ 4	$ 0	$ 7
Costs of revenues	16	1	21	1	0	1
Gross profit	45	3	57	3	0	6
Operating expenses
Sales and marketing	87	8	196	18	38	66
General and administrative	178	35	280	55	23	230
Total operating expenses	265	43	476	73	61	296
Operating loss	(220)	(40)	(419)	(70)	(61)	(290)
Financial expenses (expenses)/ Income, net	19	(6)	14	(9)	(7)	(39)
Net Loss and Total Comprehensive Loss	$ (201)	$ (46)	$ (405)	$ (79)	$ (68)	$ (329)
Loss per share:
Net loss per common stock, Basic	$ (0.0021)	$ (0.0006)	$ (0.0041)	$ (0.001)	$ (0.0011)	$ (0.0041)
Net loss per common stock, Diluted	$ (0.0021)	$ (0.0006)	$ (0.0041)	$ (0.001)	$ (0.0011)	$ (0.0041)
Weighted average number of shares of Common Stock used in calculation of net loss per common stock: Basic	31,699,979	26,109,483	31,624,556	26,109,483	20,315,323	26,139,289
Weighted average number of shares of Common Stock used in calculation of net loss per common stock: Diluted	31,699,979	26,109,483	31,624,556	26,109,483	20,315,323	26,139,289